Note 8 - Employee Benefit Plans (Details) - Pension And Benefit Plan Amounts Included In Accumulated Other Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 8 - Employee Benefit Plans (Details) - Pension And Benefit Plan Amounts Included In Accumulated Other Comprehensive Income [Line Items]
Unamortized prior service cost	$ (1,644)	$ (7,754)	$ (1,653)
Pension Plan, Defined Benefit [Member]
Note 8 - Employee Benefit Plans (Details) - Pension And Benefit Plan Amounts Included In Accumulated Other Comprehensive Income [Line Items]
Unamortized net (gain)/loss	31,649
Unamortized prior service cost	1,896
Other Postretirement Benefit Plan, Defined Benefit [Member]
Note 8 - Employee Benefit Plans (Details) - Pension And Benefit Plan Amounts Included In Accumulated Other Comprehensive Income [Line Items]
Unamortized net (gain)/loss	$ 305